SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Office equipment at cost	$ 23,841	$ 25,543	$ 25,432
Less: Accumulated depreciation	(23,841)	(25,543)	(25,130)
Total property, plant, and equipment			$ 302